PROPERTY AND EQUIPMENT (Details) - USD ($)	May 31, 2017	Aug. 31, 2016
Property and equipment	$ 29,910
Accumulated Depreciation	(2,614)
Property and equipment, net	27,296
Equipment and Furniture [Member]
Property and equipment	16,327
Computer Equipment [Member]
Property and equipment	$ 13,583